Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2025	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for each of the FY 2025, the 2024 Transition Period, and the calendar years ended December 31, 2023 and December 31, 2022. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for FY 2025, the 2024 Transition Period and the 2023 and 2022 calendar years. Note that for our NEOs other than our principal executive officer (the PEO), compensation is reported as an average.

The following table sets forth information concerning the compensation of our NEOs for each of FY 2025, the 2024 Transition Period, and the calendar years ended December 31, 2023 and December 31, 2022, and our financial performance for each such period:

	Eric Singer		Jared Smith		Francis Jose
Year(1)	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(2)	SCT Total for PEO	CAP to PEO (2)	SCT Total for PEO	CAP to PEO	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEO (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR)	Net Income (millions)
FY 2025	$12,293,260	$12,278,509	N/A	N/A	N/A	N/A	$1,822,286	$1,682,204	$126.62	$93.58
2024 TP	$3,713,334	$2,548,608	N/A	N/A	N/A	N/A	$987,804	$317,101	$127.32	$17.78
2023	$3,902,822	$2,644,047	N/A	N/A	$173,429	$175,902	$893,408	$462,923	$123.64	$33.98
2022	N/A	N/A	N/A	N/A	$555,828	$552,769	$3,627,239	$3,956,500	$123.12	$30.66

(1)
During 2023, our Chief Executive Officer (PEO) was Eric Singer beginning on January 3, 2023 and Francis Jose through January 3, 2023. The non-PEO NEOs in the 2023 reporting year were Aaron Akerman, Michael Dodson and William Martin. The non-PEO NEOs in the 2022 reporting year were Eric Singer, Aaron Akerman, and William Martin.
(2)
In order to calculate the average compensation “actually paid” (CAP) to our NEOs, we are required under the SEC rules to subtract from the value in the summary compensation table (SCT) the grant date fair value of equity awards (reflected in columns B and D below), and add back the following (reflected in columns C and E below): (i) the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted(b)	Options Added(b)	Total CAP
	A	B	C	D	E	A – (B + D) + (C + E)
PEO
FY 2025 (Singer)	$12,293,260	$4,963,000	$4,948,248	--	--	$ 12,278,509
2024 TP (Singer)	$3,713,334	$1,149,505	$(15,222)	--	--	$2,548,608
2023 (Singer)	$3,902,822	$1,537,007	$278,233	--	--	$2,644,047
2023(Jose)	$173,429	--	$2,473	--	--	$175,902
2022	$555,828	--	$(3,059)	--	--	$552,769
Average Non-PEO NEOs
FY 2025	$1,822,286	$709,500	$569,417	--	--	$1,682,204
2024 TP	$987,804	$404,002	$(266,700)	--	--	$317,101
2023	$893,408	$641,669	$211,184	--	--	$462,923
2022	$3,627,239	$2,775,301	$3,207,819	--	$(103,257)	$3,956,500

(a)
The fair value of performance-vested RSUs granted in 2022 to Messrs. Singer and Martin included in columns (B) and (C), reflect the same fair value as of the grant date and as of December 31, 2022 because the company determined that there had been no change in the probability of achievement.
(b)
The fair value of stock options reported for CAP purposes in columns (D) and (E) is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions.

As shown in the table above, turnover in our NEOs from year to year can have a material impact on the reported value of compensation “actually paid,” because the fair value of forfeited equity awards (measured as of the end of the year prior to the year of forfeiture) are reflected as a negative value in columns C and E of the table contained in footnote 2 to the Pay Versus Performance table.

Named Executive Officers, Footnote
(1)
During 2023, our Chief Executive Officer (PEO) was Eric Singer beginning on January 3, 2023 and Francis Jose through January 3, 2023. The non-PEO NEOs in the 2023 reporting year were Aaron Akerman, Michael Dodson and William Martin. The non-PEO NEOs in the 2022 reporting year were Eric Singer, Aaron Akerman, and William Martin.

Adjustment To PEO Compensation, Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted(b)	Options Added(b)	Total CAP
	A	B	C	D	E	A – (B + D) + (C + E)
PEO
FY 2025 (Singer)	$12,293,260	$4,963,000	$4,948,248	--	--	$ 12,278,509
2024 TP (Singer)	$3,713,334	$1,149,505	$(15,222)	--	--	$2,548,608
2023 (Singer)	$3,902,822	$1,537,007	$278,233	--	--	$2,644,047
2023(Jose)	$173,429	--	$2,473	--	--	$175,902
2022	$555,828	--	$(3,059)	--	--	$552,769
Average Non-PEO NEOs
FY 2025	$1,822,286	$709,500	$569,417	--	--	$1,682,204
2024 TP	$987,804	$404,002	$(266,700)	--	--	$317,101
2023	$893,408	$641,669	$211,184	--	--	$462,923
2022	$3,627,239	$2,775,301	$3,207,819	--	$(103,257)	$3,956,500

Non-PEO NEO Average Total Compensation Amount	$ 987,804	$ 1,822,286	$ 893,408	$ 3,627,239
Non-PEO NEO Average Compensation Actually Paid Amount	317,101	$ 1,682,204	462,923	3,956,500
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted(b)	Options Added(b)	Total CAP
	A	B	C	D	E	A – (B + D) + (C + E)
PEO
FY 2025 (Singer)	$12,293,260	$4,963,000	$4,948,248	--	--	$ 12,278,509
2024 TP (Singer)	$3,713,334	$1,149,505	$(15,222)	--	--	$2,548,608
2023 (Singer)	$3,902,822	$1,537,007	$278,233	--	--	$2,644,047
2023(Jose)	$173,429	--	$2,473	--	--	$175,902
2022	$555,828	--	$(3,059)	--	--	$552,769
Average Non-PEO NEOs
FY 2025	$1,822,286	$709,500	$569,417	--	--	$1,682,204
2024 TP	$987,804	$404,002	$(266,700)	--	--	$317,101
2023	$893,408	$641,669	$211,184	--	--	$462,923
2022	$3,627,239	$2,775,301	$3,207,819	--	$(103,257)	$3,956,500

Total Shareholder Return Amount	127.32	$ 126.62	123.64	123.12
Net Income (Loss)	17,780,000	93,580,000	33,980,000	30,660,000
Eric Singer
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,713,334	12,293,260	3,902,822
PEO Actually Paid Compensation Amount	$ 2,548,608	$ 12,278,509	2,644,047
PEO Name	Eric Singer	Eric Singer
Francis Jose
Pay vs Performance Disclosure
PEO Total Compensation Amount			173,429	555,828
PEO Actually Paid Compensation Amount			$ 175,902	$ 552,769
PEO Name			Francis Jose	Francis Jose
PEO | Eric Singer | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,149,505)	$ (4,963,000)	$ (1,537,007)
PEO | Eric Singer | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,222)	4,948,248	278,233
PEO | Francis Jose | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,473	$ (3,059)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,002)	(709,500)	(641,669)	(2,775,301)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (266,700)	$ 569,417	$ 211,184	3,207,819
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (103,257)